United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2012

Date of Reporting Period: Six months ended 03/31/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	VSFAX
C	VSFCX
R	VSFRX
Institutional	VSFIX

Federated Clover Small Value Fund

(Successor to the Touchstone Diversified Small Cap Value Fund Established 1996)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	31.3%
Industrials	17.5%
Consumer Discretionary	13.1%
Information Technology	11.5%
Energy	6.5%
Health Care	5.9%
Materials	4.9%
Utilities	4.8%
Consumer Staples	2.7%
Cash Equivalents[2]	3.0%
Other Assets and Liabilities — Net[3]	(1.2)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments

March 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.2%
		Consumer Discretionary – 13.1%
117,250		American Eagle Outfitters, Inc.	2,015,527
195,150		bebe stores, Inc.	1,801,235
141,400		Brown Shoe Co., Inc.	1,305,122
93,775		Cinemark Holdings, Inc.	2,058,361
150,435		Cooper Tire & Rubber Co.	2,289,621
180,250	[1]	CROCs, Inc.	3,770,830
101,325		Finish Line, Inc., Class A	2,150,116
197,775		Hot Topic, Inc.	2,007,416
68,925		JAKKS Pacific, Inc.	1,202,741
276,975	[1]	K-Swiss, Inc., Class A	1,135,598
129,700	[1]	La-Z Boy Chair Co.	1,940,312
128,625	[1]	New York Times Co., Class A	873,364
263,925	[1]	Pulte Group, Inc.	2,335,736
160,250		RadioShack Corp.	996,755
237,575		Regal Entertainment Group	3,231,020
28,350		Rent-A-Center, Inc.	1,070,213
112,210		Service Corp. International	1,263,485
149,475		Spartan Motors, Inc.	790,723
160,100		The Jones Group, Inc.	2,010,856
361,345	[1]	Wet Seal, Inc., Class A	1,246,640
241,875		World Wrestling Entertainment, Inc.	2,145,431
		TOTAL	37,641,102
		Consumer Staples – 2.7%
277,500	[1]	Alliance One International, Inc.	1,046,175
19,000		Sanderson Farms, Inc.	1,007,570
66,420		Spartan Stores, Inc.	1,203,530
169,950	[1]	The Pantry, Inc.	2,211,050
37,430	[1]	TreeHouse Foods, Inc.	2,227,085
		TOTAL	7,695,410
		Energy – 6.5%
32,525		Berry Petroleum Co., Class A	1,532,903
20,475	[1]	Contango Oil & Gas Co.	1,206,182
86,825	[1]	Energy XXI (Bermuda) Ltd.	3,135,251
35,100	[1]	Gulfmark Offshore, Inc.	1,613,196
220,625	[1]	Hercules Offshore, Inc.	1,043,556
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Shares			Value
70,850	[1]	Hornbeck Offshore Services, Inc.	2,977,825
253,625	[1]	Kodiak Oil & Gas Corp.	2,526,105
30,750	[1]	Oil States International, Inc.	2,400,345
104,800	[1]	Pacific Drilling SA	1,060,576
42,975	[1]	SemGroup Corp.	1,252,292
		TOTAL	18,748,231
		Financials – 31.3%
133,100		Alterra Capital Holdings Ltd.	3,058,638
28,440		American Campus Communities, Inc.	1,271,837
145,100	[1]	American Capital Ltd.	1,258,017
103,658		Argo Group International Holdings Ltd.	3,096,264
212,875		Brookline Bancorp, Inc.	1,994,639
263,625	[1]	CNO Financial Group, Inc.	2,051,003
21,600		Cash America International, Inc.	1,035,288
46,100		City Holding Co.	1,600,592
78,225		East West Bancorp, Inc.	1,806,215
31,175		Employers Holdings, Inc.	552,109
141,070		FNB Corp. (PA)	1,704,126
300,500		First Commonwealth Financial Corp.	1,839,060
140,900		First Potomac Realty Trust	1,703,481
79,550		FirstMerit Corp.	1,341,213
146,213		Flushing Financial Corp.	1,968,027
45,725		Hanover Insurance Group, Inc.	1,880,212
155,000		Hersha Hospitality Trust	846,300
19,780		Iberiabank Corp.	1,057,637
68,430		Independent Bank Corp.- Massachusetts	1,965,994
113,500	[1]	Knight Capital Group, Inc., Class A	1,460,745
90,570		LTC Properties, Inc.	2,898,240
48,975		Lazard Ltd., Class A	1,398,726
365,550		Lexington Realty Trust	3,286,294
391,135		MFA Mortgage Investments, Inc.	2,921,778
205,230	[1]	MGIC Investment Corp.	1,017,941
187,095		Maiden Holdings Ltd.	1,683,855
153,210		National Penn Bancshares, Inc.	1,355,909
93,075		National Retail Properties, Inc.	2,530,709
115,000		Northwest Bancshares, Inc.	1,460,500
259,525	[1]	Ocwen Financial Corp.	4,056,376
229,625		Old National Bancorp	3,017,272
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Shares			Value
59,350	[1]	PHH Corp.	918,145
67,050		Pebblebrook Hotel Trust	1,513,989
26,410		Platinum Underwriters Holdings Ltd.	963,965
51,400		Potlatch Corp.	1,610,876
26,100		ProAssurance Corp.	2,299,671
118,925		Starwood Property Trust, Inc.	2,499,803
214,250	[1]	Strategic Hotels & Resorts, Inc.	1,409,765
68,985		Sun Communities, Inc.	2,989,120
128,525	[1]	Sunstone Hotel Investors, Inc.	1,251,834
280,425		Susquehanna Bankshares, Inc.	2,770,599
175,950		Symetra Financial Corp.	2,028,704
737,699		Synovus Financial Corp.	1,512,285
68,980		Trustmark Corp.	1,723,120
74,675		Umpqua Holdings Corp.	1,012,593
151,220		Washington Federal, Inc.	2,543,520
87,375		Webster Financial Corp. Waterbury	1,980,791
42,700		Wintrust Financial Corp.	1,528,233
		TOTAL	89,676,010
		Health Care – 5.9%
41,850	[1]	Alere, Inc.	1,088,518
87,950	[1]	Alkermes, Inc.	1,631,472
28,350	[1]	BioMarin Pharmaceutical, Inc.	970,988
14,675	[1]	Covance, Inc.	698,970
47,675		Coventry Health Care, Inc.	1,695,800
56,575	[1]	HealthSouth Corp.	1,158,656
59,675	[1]	MAP Pharmaceuticals, Inc.	856,933
30,705	[1]	Magellan Health Services, Inc.	1,498,711
41,925		Medicis Pharmaceutical Corp., Class A	1,575,961
52,300		Meridian Bioscience, Inc.	1,013,574
46,512	[1]	Merit Medical Systems, Inc.	577,679
22,530	[1]	Par Pharmaceutical Cos., Inc.	872,587
101,325	[1]	Targacept, Inc.	518,784
14,000		Teleflex, Inc.	856,100
61,765	[1]	ViroPharma, Inc.	1,857,274
		TOTAL	16,872,007
		Industrials – 17.5%
102,175	[1]	Aegion Corp.	1,821,780
105,175	[1]	Altra Holdings, Inc.	2,019,360
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Shares			Value
62,680		Ampco-Pittsburgh Corp.	1,261,748
63,925		Avery Dennison Corp.	1,926,060
89,795		Barnes Group, Inc.	2,362,506
106,200		Briggs & Stratton Corp.	1,904,166
71,880		Ceradyne, Inc.	2,340,413
55,825		Con-way, Inc.	1,820,453
69,035		Curtiss Wright Corp.	2,554,985
78,385		Deluxe Corp.	1,835,777
57,625	[1]	Ducommun, Inc.	685,738
38,560	[1]	EnPro Industries, Inc.	1,584,816
18,435	[1]	Esterline Technologies Corp.	1,317,365
26,075	[1]	Exponent, Inc.	1,265,159
82,450	[1]	Foster Wheeler AG	1,876,562
44,750	[1]	General Cable Corp.	1,301,330
62,075	[1]	Hub Group, Inc.	2,236,562
69,250	[1]	Interline Brands, Inc.	1,496,493
315,300	[1]	Jet Blue Airways Corp.	1,541,817
204,750	[1]	Kratos Defense & Security Solutions	1,093,365
119,650	[1]	Mastec, Inc.	2,164,469
50,000	[1]	Navistar International Corp.	2,022,500
113,500	[1]	Orbital Sciences Corp.	1,492,525
207,900	[1]	Pacer International, Inc.	1,313,928
98,000	[1]	RailAmerica, Inc.	2,103,080
214,825	[1]	Swift Transportation Co.	2,479,080
54,200		Titan International, Inc.	1,281,830
78,850		Tredegar Industries, Inc.	1,544,672
217,975	[1]	US Airways Group, Inc.	1,654,430
		TOTAL	50,302,969
		Information Technology – 11.5%
23,075	[1]	Anixter International, Inc.	1,673,630
54,965		Black Box Corp.	1,402,157
48,635	[1]	CSG Systems International, Inc.	736,334
74,470		CTS Corp.	783,424
69,625	[1]	Cirrus Logic, Inc.	1,657,075
143,500	[1]	Fairchild Semiconductor International, Inc., Class A	2,109,450
107,286	[1]	Finisar Corp.	2,161,813
181,175		First American Financial Corp.	3,012,940
114,720	[1]	Insight Enterprises, Inc.	2,515,810
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Shares			Value
135,400		Intersil Holding Corp.	1,516,480
57,160		j2 Global, Inc.	1,639,349
85,000	[1]	LivePerson, Inc.	1,425,450
30,200		MTS Systems Corp.	1,603,318
40,850	[1]	Multi-Fineline Electronix, Inc.	1,121,333
189,150	[1]	RF Micro Devices, Inc.	941,967
130,385	[1]	Symmetricom, Inc.	752,321
107,875	[1]	Take-Two Interactive Software, Inc.	1,659,657
114,950		Tessera Technologies, Inc.	1,982,887
161,650	[1]	Triquint Semiconductor, Inc.	1,114,577
40,475	[1]	Verint Systems, Inc.	1,310,985
35,375	[1]	ViaSat, Inc.	1,705,429
		TOTAL	32,826,386
		Materials – 4.9%
137,500	[1]	Castle (A.M.) & Co.	1,739,375
101,525		Globe Specialty Metals, Inc.	1,509,677
282,700		Hecla Mining Co.	1,306,074
122,200	[1]	Horsehead Holding Corp.	1,391,858
127,325		Huntsman Corp.	1,783,823
22,425		Minerals Technologies, Inc.	1,466,819
174,710		Myers Industries, Inc.	2,576,973
35,930	[1]	OM Group, Inc.	988,434
102,600	[1]	Stillwater Mining Co.	1,296,864
		TOTAL	14,059,897
		Utilities – 4.8%
113,725		Cleco Corp.	4,509,196
50,950		El Paso Electric Co.	1,655,366
86,775		Idacorp, Inc.	3,568,188
65,875		Portland General Electric Co.	1,645,558
123,425		Questar Corp.	2,377,165
		TOTAL	13,755,473
		TOTAL COMMON STOCKS (IDENTIFIED COST $250,009,297)	281,577,485
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Shares			Value
		MUTUAL FUND – 3.0%
8,524,284	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	8,524,284
		TOTAL INVESTMENTS — 101.2% (IDENTIFIED COST $258,533,581)[4]	290,101,769
		OTHER ASSETS AND LIABILITIES - NET — (1.2)%[5]	(3,313,974)
		TOTAL NET ASSETS — 100%	$286,787,795
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,				Period Ended 9/30/2007[1,3,4]
		2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$17.01	$18.18	$16.07	$17.97	$27.81	$38.31
Income From Investment Operations:
Net investment income	0.05[5]	0.04[5]	0.05[5]	0.10[5]	0.05	0.03
Net realized and unrealized gain (loss) on investments	4.53	(1.18)	2.21	(1.07)	(2.30)	0.54
TOTAL FROM INVESTMENT OPERATIONS	4.58	(1.14)	2.26	(0.97)	(2.25)	0.57
Less Distributions:
Distributions from net investment income	(0.03)	(0.03)	(0.01)	(0.12)	(0.11)	—
Distributions from net realized gain on investments	(0.23)	—	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.26)	(0.03)	(0.15)	(0.93)	(7.59)	(11.07)
Net Asset Value, End of Period	$21.33	$17.01	$18.18	$16.07	$17.97	$27.81
Total Return[6]	27.16%	(6.31)%	14.16%	(3.41)%	(8.85)%	1.68%
Ratios to Average Net Assets:
Net expenses	1.26%[7,8]	1.26%[7]	1.31%	1.45%	1.45%	1.28%[8]
Net investment income	0.46%[8]	0.21%	0.30%	1.12%	0.67%	0.23%[8]
Expense waiver/reimbursement[9]	0.27%[8]	0.36%	0.39%	0.11%	4.42%	0.53%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$147,006	$113,930	$106,030	$102,599	$625	$205
Portfolio turnover	33%	72%	72%	68%	67%	79%

Semi-Annual Shareholder Report

8

1	Touchstone Diversified Small Cap Value Fund (the “Predecessor Fund”) was reorganized into Federated Clover Small Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.25% and 1.25% for the six months ended March 31, 2012 and for the year ended September 30, 2011, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,				Period Ended 9/30/2007[1,3,4]
		2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$16.72	$17.99	$16.02	$17.88	$27.90	$38.60
Income From Investment Operations:
Net investment income (loss)	(0.03)[5]	(0.11)[5]	(0.08)[5]	0.01[5]	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	4.46	(1.14)	2.19	(1.01)	(2.44)	0.43
TOTAL FROM INVESTMENT OPERATIONS	4.43	(1.25)	2.11	(1.00)	(2.45)	0.37
Less Distributions:
Distributions from net investment income	—	(0.02)	—	(0.05)	(0.09)	—
Distributions from net realized gain on investments	(0.23)	—	(0.14)	(0.81)	(7.48)	(11.07)
TOTAL DISTRIBUTIONS	(0.23)	(0.02)	(0.14)	(0.86)	(7.57)	(11.07)
Net Asset Value, End of Period	$20.92	$16.72	$17.99	$16.02	$17.88	$27.90
Total Return[6]	26.71%	(6.99)%	13.28%	(3.64)%	(9.56)%	1.26%
Ratios to Average Net Assets:
Net expenses	2.01%[7,8]	2.01%[7]	2.06%	2.20%	2.20%	1.86%[8]
Net investment income (loss)	0.29%[8]	(0.53)%	(0.44)%	0.08%	(0.09)%	(0.38)%[8]
Expense waiver/reimbursement[9]	0.30%[8]	0.36%	0.39%	0.93%	2.19%	—
Supplemental Data:
Net assets, end of period (000 omitted)	$15,716	$12,566	$7,075	$5,071	$619	$79
Portfolio turnover	33%	72%	72%	68%	67%	79%

Semi-Annual Shareholder Report

10

1	The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.42; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets or each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
7	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.00% and 2.00% for the six months ended March 31, 2012 and for the year ended September 30, 2011, respectively, after taking into account these expense reductions.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Period Ended 9/30/2011[1]
Net Asset Value, Beginning of Period	$16.99	$19.19
Income From Investment Operations:
Net investment income	0.02[2]	0.05[2]
Net realized and unrealized gain (loss) on investments	4.53	(2.22)
TOTAL FROM INVESTMENT OPERATIONS	4.55	(2.17)
Less Distributions:
Distributions from net investment income	(0.06)	(0.03)
Distributions from net realized gain on investments	(0.23)	—
TOTAL DISTRIBUTIONS	(0.29)	(0.03)
Net Asset Value, End of Period	$21.25	$16.99
Total Return[3]	27.02%	(11.35)%
Ratios to Average Net Assets:
Net expenses	1.51%[4,5]	1.51%[4,5]
Net investment income	0.17%[5]	0.30%[5]
Expense waiver/reimbursement[6]	0.41%[5]	0.53%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$301	$83
Portfolio turnover	33%	72%[7]
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.51% and 1.48% for the six months ended March 31, 2012 and for the period ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$17.07	$18.23	$16.09	$15.42
Income From Investment Operations:
Net investment income	0.07[2]	0.10[2]	0.10[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	4.55	(1.19)	2.20	0.66
TOTAL FROM INVESTMENT OPERATIONS	4.62	(1.09)	2.30	0.67
Less Distributions:
Distributions from net investment income	(0.08)	(0.07)	(0.02)	—
Distributions from net realized gain on investments	(0.23)	—	(0.14)	—
TOTAL DISTRIBUTIONS	(0.31)	(0.07)	(0.16)	—
Net Asset Value, End of Period	$21.38	$17.07	$18.23	$16.09
Total Return[3]	27.33%	(6.06)%	14.43%	4.35%
Ratios to Average Net Assets:
Net expenses	1.01%[4,5]	1.01%[4]	1.06%	1.19%[5]
Net investment income	0.70%[5]	0.49%	0.60%	0.70%[5]
Expense waiver/reimbursement[6]	0.23%[5]	0.33%	0.41%	0.25%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$123,764	$86,725	$52,136	$9,161
Portfolio turnover	33%	72%	72%	68%[7]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.00% and 1.00% for the six months ended March 31, 2012 and for the year ended September 30, 2011, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the entire fiscal year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

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Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investment in securities, at value including $8,524,284 of investment in an affiliated holding (Note 5) (identified cost $258,533,581)		$290,101,769
Income receivable		283,978
Receivable for investments sold		32,881
Receivable for shares sold		430,476
TOTAL ASSETS		290,849,104
Liabilities:
Payable for investments purchased	$2,036,398
Payable for shares redeemed	1,916,675
Payable for distribution services fee (Note 5)	9,989
Payable for shareholder services fee (Note 5)	51,539
Accrued expenses	46,708
TOTAL LIABILITIES		4,061,309
Net assets for 13,445,180 shares outstanding		$286,787,795
Net Assets Consist of:
Paid-in capital		$255,567,218
Net unrealized appreciation of investments		31,568,188
Accumulated net realized loss on investments		(934,899)
Undistributed net investment income		587,288
TOTAL NET ASSETS		$286,787,795
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Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($147,006,309 ÷ 6,890,952 shares outstanding), no par value, unlimited shares authorized	$21.33
Offering price per share (100/94.50 of $21.33)	$22.57
Redemption proceeds per share	$21.33
Class C Shares:
Net asset value per share ($15,716,291 ÷ 751,201 shares outstanding), no par value, unlimited shares authorized	$20.92
Offering price per share	$20.92
Redemption proceeds per share (99.00/100 of $20.92)	$20.71
Class R Shares:
Net asset value per share ($301,182 ÷ 14,172 shares outstanding), no par value, unlimited shares authorized	$21.25
Offering price per share	$21.25
Redemption proceeds per share	$21.25
Institutional Shares:
Net asset value per share ($123,764,013 ÷ 5,788,855 shares outstanding), no par value, unlimited shares authorized	$21.38
Offering price per share	$21.38
Redemption proceeds per share	$21.38

See Notes which are an integral part of the Financial Statements

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Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Dividends (including $10,562 received from an affiliated holding (Note 5))			$2,213,996
Expenses:
Investment adviser fee (Note 5)		$1,166,509
Administrative fee (Note 5)		134,999
Custodian fees		11,613
Transfer and dividend disbursing agent fees and expenses (Note 2)		184,738
Directors'/Trustees' fees		1,413
Auditing fees		13,250
Legal fees		3,684
Portfolio accounting fees		49,653
Distribution services fee (Note 5)		55,810
Shareholder services fee (Note 5)		186,823
Account administration fee (Note 2)		877
Share registration costs		33,787
Printing and postage		27,440
Insurance premiums		2,162
Miscellaneous		2,152
TOTAL EXPENSES		1,874,910
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(170,121)
Waiver of administrative fee (Note 5)	(26,203)
Waiver of distribution services fee (Note 5)	(280)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(119,370)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(15,557)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(331,531)
Net expenses			1,543,379
Net investment income			670,617
Realized and Unrealized Gain on Investments:
Net realized gain on investments			3,124,153
Net change in unrealized depreciation of investments			55,734,248
Net realized and unrealized gain on investments			58,858,401
Change in net assets resulting from operations			$59,529,018

See Notes which are an integral part of the Financial Statements

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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$670,617	$587,158
Net realized gain on investments	3,124,153	16,630,242
Net change in unrealized appreciation/depreciation of investments	55,734,248	(38,798,028)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	59,529,018	(21,580,628)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(211,814)	(185,439)
Class C Shares	—	(11,902)
Class R Shares	(865)	(27)
Institutional Shares	(445,593)	(230,831)
Distributions from net realized gain on investments
Class A Shares	(1,575,530)	—
Class C Shares	(176,824)	—
Class R Shares	(3,376)	—
Institutional Shares	(1,226,903)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,640,905)	(428,199)
Share Transactions:
Proceeds from sale of shares	57,628,849	147,966,450
Net asset value of shares issued to shareholders in payment of distributions declared	3,230,480	402,077
Cost of shares redeemed	(43,263,667)	(78,296,188)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	17,595,662	70,072,339
Change in net assets	73,483,775	48,063,512
Net Assets:
Beginning of period	213,304,020	165,240,508
End of period (including undistributed net investment income of $587,288 and $574,943, respectively)	$286,787,795	$213,304,020

See Notes which are an integral part of the Financial Statements

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Notes to Financial Statements

March 31, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report

19

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended March 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$107,801	$(73,430)	$877
Class C Shares	13,856	(10,129)	—
Class R Shares	325	—	—
Institutional Shares	62,756	(35,811)	—
TOTAL	$184,738	$(119,370)	$877

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

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Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2009 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,272,277	$25,287,792	3,267,895	$68,039,491
Shares issued to shareholders in payment of distributions declared	93,153	1,756,738	8,687	180,585
Shares redeemed	(1,173,259)	(23,410,073)	(2,410,933)	(49,457,795)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	192,171	$3,634,457	865,649	$18,762,281
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	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	142,837	$2,747,590	649,539	$13,297,860
Shares issued to shareholders in payment of distributions declared	8,890	163,837	532	10,878
Shares redeemed	(152,090)	(2,960,274)	(291,731)	(5,906,981)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(363)	$(48,847)	358,340	$7,401,757
	Six Months Ended 3/31/2012		Period Ended 9/30/2011[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	12,062	$238,979	5,086	$106,127
Shares issued to shareholders in payment of distributions declared	92	1,745	0[2]	6
Shares redeemed	(2,855)	(59,769)	(213)	(4,292)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	9,299	$180,955	4,873	$101,841
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,481,071	$29,354,488	3,320,108	$66,522,972
Shares issued to shareholders in payment of distributions declared	68,844	1,308,160	10,082	210,608
Shares redeemed	(842,505)	(16,833,551)	(1,108,567)	(22,927,120)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	707,410	$13,829,097	2,221,623	$43,806,460
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	908,517	$17,595,662	3,450,485	$70,072,339
1	Reflects operations for the period from December 1, 2010 (date of initial investment) to September 30, 2011.
2	Represents less than 1.

4. FEDERAL TAX INFORMATION

At March 31, 2012, the cost of investments for federal tax purposes was $258,533,581. The net unrealized appreciation of investments for federal tax purposes was $31,568,188. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,270,230 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,702,042.

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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Adviser voluntarily waived $164,343 of its fee. In addition, for the six months ended March 31, 2012, an affiliate of the Adviser voluntarily reimbursed $119,370 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.084% of average daily net assets of the Fund. FAS waived $26,203 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%

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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$55,262	$ —
Class R Shares	548	(280)
TOTAL	$55,810	$(280)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $20,484 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC retained $4,945 in sales charges from the sale of Class A Shares. FSC also retained $155 of CDSC relating to redemptions of Class A Shares and $4,510 of CDSC relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$168,403
Class C Shares	18,420
TOTAL	$186,823

For the six months ended March 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.51% and 1.01% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the Semi-Annual Shareholder Report

24

date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2012, the Adviser reimbursed $5,778. Transactions involving the affiliated holding during the six months ended March 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2011	7,651,061
Purchases/Additions	55,761,279
Sales/Reductions	54,888,056
Balance of Shares Held 3/31/2012	8,524,284
Value	$8,524,284
Dividend Income	$10,562

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2012, the Fund's expenses were reduced by $15,557 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$98,769,146
Sales	$81,105,765

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

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9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

10. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,271.60	$7.16
Class C Shares	$1,000	$1,267.10	$11.39
Class R Shares	$1,000	$1,270.20	$8.57
Institutional Shares	$1,000	$1,273.30	$5.74
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.70	$6.36
Class C Shares	$1,000	$1,014.95	$10.13
Class R Shares	$1,000	$1,017.45	$7.62
Institutional Shares	$1,000	$1,019.95	$5.10
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.26%
Class C Shares	2.01%
Class R Shares	1.51%
Institutional Shares	1.01%

Semi-Annual Shareholder Report

28

Evaluation and Approval of Advisory Contract – May 2011

federated clover small value fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

30

mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

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Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report

32

were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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35

Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263

40449 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	VFCAX
B	VFCBX
C	VFCCX
R	VFCKX
Institutional	VFCIX

Federated Clover Value Fund

(Successor to the Touchstone Value Opportunities Fund Established 1991)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At March 31, 2012, the Fund's sector composition1 was as follows:

Sector Composition	Percentage of Total Net Assets
Financials	21.0%
Consumer Discretionary	12.6%
Health Care	12.0%
Industrials	10.9%
Utilities	9.6%
Energy	9.5%
Information Technology	8.6%
Consumer Staples	6.5%
Materials	5.7%
Telecommunication Services	1.6%
Cash Equivalents[2]	2.0%
Other Assets and Liabilities — Net[3,4]	(0.0)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Represents less than 0.1%.
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1

Portfolio of Investments

March 31, 2012 (unaudited)

Shares			Value
		COMMON STOCKS – 98.0%
		Consumer Discretionary – 12.6%
1,021,900	[1]	Liberty Interactive Corp.	19,508,071
349,350	[1]	Liberty Media Corp.	30,795,202
889,866		News Corp., Inc., Class B	17,779,523
604,218		Time Warner, Inc.	22,809,230
574,300		Wyndham Worldwide Corp.	26,710,693
		TOTAL	117,602,719
		Consumer Staples – 6.5%
426,600		CVS Caremark Corp.	19,111,680
367,450	[1]	Energizer Holdings, Inc.	27,257,441
382,300		Kraft Foods, Inc., Class A	14,531,223
		TOTAL	60,900,344
		Energy – 9.5%
254,600		Anadarko Petroleum Corp.	19,945,364
175,120		Chevron Corp.	18,779,869
725,400	[1]	Energy XXI (Bermuda) Ltd.	26,194,194
731,200		Marathon Oil Corp.	23,179,040
		TOTAL	88,098,467
		Financials – 21.0%
1,141,900		Allstate Corp.	37,591,348
416,200		Capital One Financial Corp.	23,198,988
560,300		Citigroup, Inc.	20,478,965
1,608,000		Fifth Third Bancorp	22,592,400
162,350		Health Care REIT, Inc.	8,922,756
878,780		J.P. Morgan Chase & Co.	40,406,304
665,550		MetLife, Inc.	24,858,293
238,200		RenaissanceRe Holdings Ltd.	18,038,886
		TOTAL	196,087,940
		Health Care – 12.0%
515,400	[1]	CareFusion Corp.	13,364,322
278,000	[1]	Gilead Sciences, Inc.	13,580,300
165,200		McKesson Corp.	14,499,604
583,615		Merck & Co., Inc.	22,410,816
1,139,645		Pfizer, Inc.	25,824,356
371,400		UnitedHealth Group, Inc.	21,890,316
		TOTAL	111,569,714
Semi-Annual Shareholder Report
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Shares			Value
		Industrials – 10.9%
400,400		Boeing Co.	29,777,748
406,200		Emerson Electric Co.	21,195,516
693,700		Ingersoll-Rand PLC, Class A	28,684,495
200,375		Union Pacific Corp.	21,536,305
		TOTAL	101,194,064
		Information Technology – 8.6%
1,416,700		Applied Materials, Inc.	17,623,748
807,300		Broadridge Financial Solutions	19,302,543
305,900		Microsoft Corp.	9,865,275
208,900		Qualcomm, Inc.	14,209,378
510,700		TE Connectivity Ltd.	18,768,225
		TOTAL	79,769,169
		Materials – 5.7%
312,675		Du Pont (E.I.) de Nemours & Co.	16,540,507
289,800		Mosaic Co./The	16,023,042
418,200	[1]	Owens-Illinois, Inc.	9,760,788
572,600		Sealed Air Corp.	11,056,906
		TOTAL	53,381,243
		Telecommunication Services – 1.6%
486,305		AT&T, Inc.	15,187,305
		Utilities – 9.6%
1,853,000	[1]	AES Corp.	24,218,710
710,350		CMS Energy Corp.	15,627,700
964,000		CenterPoint Energy, Inc.	19,010,080
372,900		Energen Corp.	18,328,035
277,400		FirstEnergy Corp.	12,646,666
		TOTAL	89,831,191
		TOTAL COMMON STOCKS (IDENTIFIED COST $779,319,639)	913,622,156
		MUTUAL FUND – 2.0%
18,994,843	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.23% (AT NET ASSET VALUE)	18,994,843
		TOTAL INVESTMENTS — 100.0% (IDENTIFIED COST $798,314,482)[4]	932,616,999
		OTHER ASSETS AND LIABILITIES – NET — (0.0)%[5]	(182,676)
		TOTAL NET ASSETS — 100%	$932,434,323

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3

1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REIT — Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,				Period Ended 9/30/2007[1,3,4]
		2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$12.57	$13.00	$12.61	$14.10	$18.70	$20.44
Income From Investment Operations:
Net investment income	0.06[5]	0.11[5]	0.08[5]	0.18[5]	0.19	0.10
Net realized and unrealized gain (loss) on investments	3.22	(0.43)	0.39	(1.48)	(3.11)	2.04
TOTAL FROM INVESTMENT OPERATIONS	3.28	(0.32)	0.47	(1.30)	(2.92)	2.14
Less Distributions:
Distributions from net investment income	(0.07)	(0.11)	(0.08)	(0.19)	(0.18)	(0.13)
Distributions from net realized gain on investments	—	—	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.07)	(0.11)	(0.08)	(0.19)	(1.68)	(3.88)
Regulatory Settlement Proceeds	0.04[6]	—	—	—	—	—
Net Asset Value, End of Period	$15.82	$12.57	$13.00	$12.61	$14.10	$18.70
Total Return[7]	26.45%[6]	(2.60)%	3.72%	(9.03)%	(17.01)%	11.90%
Ratios to Average Net Assets:
Net expenses	1.19%[8,9]	1.19%[8]	1.19%[8]	1.19%[8]	1.20%	1.31%[9]
Net investment income	0.85%[9]	0.76%	0.63%	1.70%	1.25%	0.77%[9]
Expense waiver/reimbursement[10]	0.15%[9]	0.16%	0.21%	0.19%	0.48%	0.00%[9,11]
Supplemental Data:
Net assets, end of period (000 omitted)	$635,979	$518,057	$575,762	$707,934	$8,231	$472
Portfolio turnover	28%	98%	76%	73%	96%	62%
Semi-Annual Shareholder Report
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1Touchstone Value Opportunities Fund (the “Predecessor Fund”) was reorganized into Federated Clover Value Fund (the “Fund”) as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	During the six months ended March 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
7	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
8	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.19%, 1.19%, 1.19% and 1.19% for the six months ended March 31, 2012 and for the years ended September 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
9	Computed on an annualized basis.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
11	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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Financial Highlights – Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$12.52	$12.96	$12.59	$12.26
Income From Investment Operations:
Net investment income (loss)	0.01[2]	0.00[2,3]	(0.01)[2]	(0.00)[2,3]
Net realized and unrealized gain (loss) on investments	3.20	(0.43)	0.38	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.21	(0.43)	0.37	0.33
Less Distributions:
Distributions from net investment income	(0.02)	(0.01)	(0.00)[3]	—
Regulatory Settlement Proceeds	0.04[4]	—	—	—
Net Asset Value, End of Period	$15.75	$12.52	$12.96	$12.59
Total Return[5]	25.95%[4]	(3.30)%	2.96%	2.69%
Ratios to Average Net Assets:
Net expenses	1.92%[6,7]	1.92%[6]	1.92%[6]	1.92%[6,7]
Net investment income (loss)	0.12%[7]	0.03%	(0.11)%	(0.23)%[7]
Expense waiver/reimbursement[8]	0.35%[7]	0.30%	0.36%	0.69%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,395	$39,973	$57,625	$79,164
Portfolio turnover	28%	98%	76%	73%[9]

Semi-Annual Shareholder Report

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1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended March 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92%, and 1.92% for the six months ended March 31, 2012, for the years ended September 30, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
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Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,				Period Ended 9/30/2007[1,3,4]
		2011	2010	2009[1,2]	2008[1,3]
Net Asset Value, Beginning of Period	$12.54	$12.98	$12.61	$14.10	$18.71	$20.49
Income From Investment Operations:
Net investment income (loss)	0.01[5]	0.00[5,6]	(0.01)[5]	0.09[5]	0.12	0.05
Net realized and unrealized gain (loss) on investments	3.20	(0.42)	0.38	(1.47)	(3.17)	2.02
TOTAL FROM INVESTMENT OPERATIONS	3.21	(0.42)	0.37	(1.38)	(3.05)	2.07
Less Distributions:
Distributions from net investment income	(0.02)	(0.02)	(0.00)[6]	(0.11)	(0.06)	(0.10)
Distributions from net realized gain on investments	—	—	—	—	(1.50)	(3.75)
TOTAL DISTRIBUTIONS	(0.02)	(0.02)	(0.00)[6]	(0.11)	(1.56)	(3.85)
Regulatory Settlement Proceeds	0.04[7]	—	—	—	—	—
Net Asset Value, End of Period	$15.77	$12.54	$12.98	$12.61	$14.10	$18.71
Total Return[8]	25.91%[7]	(3.29)%	2.95%	(9.67)%	(17.62)%	11.52%
Ratios to Average Net Assets:
Net expenses	1.92%[9,10]	1.92%[9]	1.92%[9]	1.94%[9]	1.95%	1.86%[10]
Net investment income (loss)	0.12%[10]	0.03%	(0.11)%	0.84%	0.55%	0.20%[10]
Expense waiver/reimbursement[11]	0.20%[10]	0.21%	0.26%	0.67%	0.61%	0.00%[10,12]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,669	$33,947	$38,708	$39,007	$3,865	$423
Portfolio turnover	28%	98%	76%	73%	96%	62%
Semi-Annual Shareholder Report
9

1The Predecessor Fund was reorganized into the Fund as of the close of business on August 28, 2009. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.

2	Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
3	Due to the reorganization: (1) the number of outstanding shares of the Predecessor Fund decreased by a factor of 1.05; and (2) since the Predecessor Fund's total number of shares outstanding decreased, the net asset value increased. The reorganization did not affect the value of the Predecessor Fund's net assets of each shareholder's proportional ownership interest in those assets. Per share data has been restated, where applicable.
4	Reflects operations for the period from November 20, 2006 (commencement of operations) to September 30, 2007.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.01.
7	During the six months ended March 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
8	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
9	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.92%, 1.92%, 1.92% and 1.94% for the six months ended March 31, 2012 and for the years ended September 30, 2011, 2010 and 2009, respectively, after taking into account these expense reductions.
10	Computed on an annualized basis.
11	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
12	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

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10

Financial Highlights – Class R Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$12.57	$13.01	$12.62	$12.29
Income From Investment Operations:
Net investment income	0.05[2]	0.07[2]	0.02[2]	0.00[2,3]
Net realized and unrealized gain (loss) on investments	3.21	(0.44)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.26	(0.37)	0.41	0.33
Less Distributions:
Distributions from net investment income	(0.05)	(0.07)	(0.02)	—
Regulatory Settlement Proceeds	0.04[4]	—	—	—
Net Asset Value, End of Period	$15.82	$12.57	$13.01	$12.62
Total Return[5]	26.31%[4]	(2.92)%	3.22%	2.69%
Ratios to Average Net Assets:
Net expenses	1.42%[6,7]	1.46%[6]	1.67%[6]	1.67%[6,7]
Net investment income	0.62%[7]	0.49%	0.14%	0.04%[7]
Expense waiver/reimbursement[8]	0.32%[7]	0.30%	0.13%	0.55%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,755	$16,169	$14,733	$12,462
Portfolio turnover	28%	98%	76%	73%[9]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	During the six months ended March 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 1.42%, 1.46%, 1.67%, and 1.67% for the six months ended March 31, 2012, for the years ended September 30, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
11

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$12.58	$13.02	$12.63	$12.29
Income From Investment Operations:
Net investment income	0.08[2]	0.15[2]	0.11[2]	0.01[2]
Net realized and unrealized gain (loss) on investments	3.23	(0.45)	0.39	0.33
TOTAL FROM INVESTMENT OPERATIONS	3.31	(0.30)	0.50	0.34
Less Distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.11)	—
Regulatory Settlement Proceeds	0.04[3]	—	—	—
Net Asset Value, End of Period	$15.84	$12.58	$13.02	$12.63
Total Return[4]	26.66%[3]	(2.42)%	4.00%	2.77%
Ratios to Average Net Assets:
Net expenses	0.94%[5,6]	0.94%[5]	0.94%[5]	0.94%[5,6]
Net investment income	1.10%[6]	1.02%	0.87%	0.54%[6]
Expense waiver/reimbursement[7]	0.07%[6]	0.09%	0.13%	0.44%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$193,636	$166,009	$143,281	$12,033
Portfolio turnover	28%	98%	76%	73%[8]
1	Reflects operations for the period from August 29, 2009 (deemed the date of initial investment, pursuant to a reorganization that took place on August 28, 2009) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	During the six months ended March 31, 2012, the Fund received a regulatory settlement from an unaffiliated third party, which had an impact of 0.24% on the total return.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	The net expense ratio is calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 0.94%, 0.93%, 0.93%, and 0.94% for the six months ended March 31, 2012, for the years ended September 30, 2011 and 2010 and for the period ended September 30, 2009, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $18,994,843 of investments in an affiliated holding (Note 5) (identified cost $798,314,482)		$932,616,999
Income receivable		1,103,565
Receivable for shares sold		547,662
TOTAL ASSETS		934,268,226
Liabilities:
Payable for shares redeemed	$1,180,940
Income distribution payable	45
Payable for transfer and dividend disbursing agent fees and expenses	328,776
Payable for Directors'/Trustees' fees	289
Payable for distribution services fee (Note 5)	56,403
Payable for shareholder services fee (Note 5)	236,364
Accrued expenses	31,086
TOTAL LIABILITIES		1,833,903
Net assets for 58,947,231 shares outstanding		$932,434,323
Net Assets Consist of:
Paid-in capital		$1,237,999,658
Net unrealized appreciation of investments		134,302,517
Accumulated net realized loss on investments		(439,677,490)
Distributions in excess of net investment income		(190,362)
TOTAL NET ASSETS		$932,434,323
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($635,979,452 ÷ 40,203,104 shares outstanding), no par value, unlimited shares authorized	$15.82
Offering price per share (100/94.50 of $15.82)	$16.74
Redemption proceeds per share	$15.82
Class B Shares:
Net asset value per share ($42,394,588 ÷ 2,691,740 shares outstanding), no par value, unlimited shares authorized	$15.75
Offering price per share	$15.75
Redemption proceeds per share (94.50/100 of $15.75)	$14.88
Class C Shares:
Net asset value per share ($39,669,389 ÷ 2,515,095 shares outstanding), no par value, unlimited shares authorized	$15.77
Offering price per share	$15.77
Redemption proceeds per share (99.00/100 of $15.77)	$15.61
Class R Shares:
Net asset value per share ($20,754,694 ÷ 1,311,583 shares outstanding), no par value, unlimited shares authorized	$15.82
Offering price per share	$15.82
Redemption proceeds per share	$15.82
Institutional Shares:
Net asset value per share ($193,636,200 ÷ 12,225,709 shares outstanding), no par value, unlimited shares authorized	$15.84
Offering price per share	$15.84
Redemption proceeds per share	$15.84

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
14

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Dividends (including $17,809 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $14,083)			$9,001,587
Expenses:
Investment adviser fee (Note 5)		$3,307,181
Administrative fee (Note 5)		343,933
Custodian fees		16,630
Transfer and dividend disbursing agent fees and expenses (Note 2)		926,185
Directors'/Trustees' fees		3,547
Auditing fees		13,250
Legal fees		4,178
Portfolio accounting fees		79,318
Distribution services fee (Note 5)		349,231
Shareholder services fee (Note 5)		845,575
Account administration fee (Note 2)		2,566
Share registration costs		37,817
Printing and postage		56,040
Insurance premiums		2,749
Miscellaneous		3,887
TOTAL EXPENSES		5,992,087
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(290,028)
Waiver of administrative fee (Note 5)	(8,365)
Waiver of distribution services fee (Note 5)	(23,805)
Reimbursement of transfer and dividend disbursing agent fees and expenses (Note 2) and (Note 5)	(319,159)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(6,062)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(647,419)
Net expenses			5,344,668
Net investment income			3,656,919
Realized and Unrealized Gain on Investments:
Net realized gain on investments			19,215,362
Net change in unrealized depreciation of investments			175,851,338
Net realized and unrealized gain on investments			195,066,700
Change in net assets resulting from operations			$198,723,619

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,656,919	$6,696,211
Net realized gain on investments	19,215,362	95,918,064
Net change in unrealized appreciation/depreciation of investments	175,851,338	(117,015,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	198,723,619	(14,401,236)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,871,819)	(4,418,456)
Class B Shares	(49,834)	(59,534)
Class C Shares	(46,466)	(43,737)
Class R Shares	(70,541)	(82,374)
Institutional Shares	(1,105,148)	(1,890,429)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,143,808)	(6,494,530)
Share Transactions:
Proceeds from sale of shares	51,974,623	125,638,108
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A. (Note 3)	—	29,353,129
Net asset value of shares issued to shareholders in payment of distributions declared	3,623,357	5,456,422
Cost of shares redeemed	(93,759,428)	(195,506,212)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(38,161,448)	(35,058,553)
Regulatory Settlement Proceeds
Net increase from regulatory settlement (Note 10)	1,861,358	—
Change in net assets	158,279,721	(55,954,319)
Net Assets:
Beginning of period	774,154,602	830,108,921
End of period (including undistributed (distributions in excess of) net investment income of $(190,362) and $296,527, respectively)	$932,434,323	$774,154,602

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report
16

Notes to Financial Statements

March 31, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 13 diversified portfolios. The financial statements included herein are only those of Federated Clover Value Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.

On November 19, 2010, the Fund acquired all of the net assets of The Growth Fund for Personal Trust Accounts of First Merchants Banks, N.A. (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on October 1, 2010, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended September 30, 2011, are as follows:

Net investment income*	$6,778,169
Net realized and unrealized loss on investments	$(20,432,765)
Net decrease in net assets resulting from operations	$(13,654,596)
*	Net investment income includes $39,084 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations since September 30, 2011. For every one share exchanged, a shareholder of the Acquired Fund received 1.515 shares of Federated Clover Value Fund. The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Fund Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
2,134,773	$29,353,129	$21,027,559	$870,570,462	$899,923,591

1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.
Semi-Annual Shareholder Report

17

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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18

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

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19

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, shareholder services fees, account administration fees and certain transfer and dividend disbursing agent fees unique to those classes. For the six months ended March 31, 2012, transfer and dividend disbursing agent fees and account administration fees for the Fund were as follows:

	Transfer and Dividend Disbursing Agent Fees Incurred	Transfer and Dividend Disbursing Agent Fees Reimbursed	Account Administration Fees Incurred
Class A Shares	$638,594	$(234,388)	$1,796
Class B Shares	84,073	(59,467)	—
Class C Shares	47,919	(25,304)	770
Class R Shares	34,656	—	—
Institutional Shares	120,943	—	—
TOTAL	$926,185	$(319,159)	$2,566

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, tax years 2009 through 2011 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

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20

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of March 31, 2012, the Fund had no outstanding securities on loan.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,494,414	$36,387,609	4,650,923	$66,056,288
Shares issued to shareholders in payment of distributions declared	173,395	2,599,692	271,306	3,905,850
Shares redeemed	(3,677,885)	(53,905,300)	(7,997,114)	(115,421,646)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,010,076)	$(14,917,999)	(3,074,885)	$(45,459,508)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	157,854	$2,317,115	563,050	$8,132,635
Shares issued to shareholders in payment of distributions declared	3,242	47,114	3,842	55,090
Shares redeemed	(662,943)	(9,607,658)	(1,820,378)	(26,242,459)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(501,847)	$(7,243,429)	(1,253,486)	$(18,054,734)
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21

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	216,145	$3,166,975	563,556	$8,189,938
Shares issued to shareholders in payment of distributions declared	2,800	40,743	2,566	36,846
Shares redeemed	(412,012)	(6,010,249)	(840,600)	(12,123,004)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(193,067)	$(2,802,531)	(274,478)	$(3,896,220)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	241,496	$3,574,078	517,316	$7,496,194
Shares issued to shareholders in payment of distributions declared	4,616	69,032	5,656	81,330
Shares redeemed	(220,372)	(3,252,527)	(369,747)	(5,314,495)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	25,740	$390,583	153,225	$2,263,029
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	443,720	$6,528,846	2,457,314	$35,763,053
Proceeds from shares issued in connection with the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A.	—	—	2,134,773	29,353,129
Shares issued to shareholders in payment of distributions declared	57,592	866,776	95,606	1,377,306
Shares redeemed	(1,466,895)	(20,983,694)	(2,504,710)	(36,404,608)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(965,583)	$(13,588,072)	2,182,983	$30,088,880
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,644,833)	$(38,161,448)	(2,266,641)	$(35,058,553)

4. FEDERAL TAX INFORMATION

At March 31, 2012, the cost of investments for federal tax purposes was $798,314,482. The net unrealized appreciation of investments for federal tax purposes was $134,302,517. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $143,987,801 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,685,284.

At September 30, 2011, the Fund had a capital loss carryforward of $454,756,482 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward Semi-Annual Shareholder Report

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for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2015	$285,828,978	N/A	$285,828,978
2016	$125,794,854	N/A	$125,794,854
2017	$30,314,241	N/A	$30,314,241
2018	$12,818,409	N/A	$12,818,409

As a result of the tax-free transfer of assets from The Growth Fund for Personal Trust Accounts of First Merchants Bank, N.A., Touchstone Value Opportunities Fund and Federated American Leaders Fund, Inc., the use of certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corporation is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the Adviser voluntarily waived $279,986 of its fee. In addition, for the six months ended March 31, 2012, an affiliate of the Adviser voluntarily reimbursed $319,159 of transfer and dividend disbursing agent fees and expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $8,365 of its fee.

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Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$159,020	$ —
Class C Shares	142,740	—
Class R Shares	47,471	(23,805)
TOTAL	$349,231	$(23,805)

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $47,713 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC retained $20,840 in sales charges from the sale of Class A Shares. FSC also retained $25,450 and $2,153 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.

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Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$746,350
Class B Shares	53,007
Class C Shares	46,218
TOTAL	$845,575

For the six months ended March 31, 2012, FSSC did not receive any fees paid by the Fund.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.19%, 1.92%, 1.92%, 1.42% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2012, the Adviser reimbursed $10,042. Transactions involving the affiliated holding during the six months ended March 31, 2012, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2011	9,649,181
Purchases/Additions	167,931,094
Sales/Reductions	158,585,432
Balance of Shares Held 3/31/2012	18,994,843
Value	$18,994,843
Dividend Income	$17,809

6. EXPENSE Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2012, the Fund's expenses were reduced by $6,062 under these arrangements.

7. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$240,504,458
Sales	$285,379,631

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

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10. REGULATORY SETTLEMENT PROCEEDS

During the six months ended March 31, 2012, the Fund received $1,861,358 in settlement of administrative proceedings against other unaffiliated third parties involving findings by the SEC of market timing and/or late trading of mutual funds. The settlement is recorded as an increase to paid-in capital in the accompanying financial statements.

11. recent accounting pronouncements

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

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Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,264.50	$6.74
Class B Shares	$1,000	$1,259.50	$10.85
Class C Shares	$1,000	$1,259.10	$10.84
Class R Shares	$1,000	$1,263.10	$8.03
Institutional Shares	$1,000	$1,266.60	$5.33
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.05	$6.01
Class B Shares	$1,000	$1,015.40	$9.67
Class C Shares	$1,000	$1,015.40	$9.67
Class R Shares	$1,000	$1,017.90	$7.16
Institutional Shares	$1,000	$1,020.30	$4.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	1.19%
Class B Shares	1.92%
Class C Shares	1.92%
Class R Shares	1.42%
Institutional Shares	0.94%
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Evaluation and Approval of Advisory Contract – May 2011

Federated Clover Value Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report

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mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the periods covered by the Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one and three-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees Semi-Annual Shareholder Report

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and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are Semi-Annual Shareholder Report

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reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

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Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

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Federated Clover Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172255
CUSIP 314172248
CUSIP 314172230
CUSIP 314172222
CUSIP 314172214

40427 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Semi-Annual Shareholder Report
March 31, 2012

Share Class	Ticker
A	BEARX
C	PBRCX
Institutional	PBRIX

Federated Prudent Bear Fund

(Successor to the Prudent Bear Fund Established 1995)

A Portfolio of Federated Equity Funds

Dear Valued Shareholder,

I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2011 through March 31, 2012. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.

In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.

Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.

Sincerely,

J. Christopher Donahue, President

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)

At March 31, 2012, the Fund's portfolio composition was as follows:

Percentage of Total Net Assets
Securities Sold Short	(32.2)%
Derivative Contracts — Short (notional value)[1]	(48.8)%
U.S. Treasury Securities	49.4%
U.S. Treasury Securities Held as Collateral for Securities Sold Short	37.6%
Common Stock	3.8%
Other Securities[2,3]	0.0%
Cash Equivalents[4]	7.3%
Adjustment for Derivative Contracts (notional value)[1]	46.9%
Collateral on Deposit for Securities Sold Short	29.3%
Other Assets and Liabilities — Net[5]	6.7%
TOTAL	100.0%

At March 31, 2012, the Fund's sector composition6 for its short positions was as follows:

Sector Composition	Percentage of Total Securities Sold Short[7]
Broad Equity Index	60.3%
Consumer Staples	11.2%
Information Technology	11.1%
Consumer Discretionary	4.2%
Health Care	4.2%
Energy	4.0%
Industrials	4.0%
Materials	0.7%
Financials	0.3%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Securities include warrants and purchased put options.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
6	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
7	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments

March 31, 2012 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS – 3.8%
		Energy – 0.6%
200,000	[1]	BNK Petroleum, Inc.	328,839
250,000	[1]	Bankers Petroleum Ltd.	1,032,633
65,000	[1]	Celtic Exploration Ltd.	947,516
105,000	[1]	Coastal Energy Co.	1,643,240
500,000	[1]	Cub Energy, Inc.	213,043
30,000		Paramount Resources Ltd.	862,299
55,000		Tullow Oil PLC	1,342,516
		TOTAL	6,370,086
		Materials – 3.2%
3,500,000	[1]	Abacus Mining & Exploration Corp.	1,000,050
12,237		Agnico Eagle Mines Ltd.	407,798
32,400		Agnico Eagle Mines Ltd.	1,081,512
80,000	[1]	Alexco Resource Corp.	561,432
34,000	[1]	Allied Nevada Gold Corp.	1,104,757
640,000	[1]	Ampella Mining Ltd.	663,202
48,000		Barrick Gold Corp.	2,087,040
79,500		Callinan Mines Ltd.	211,213
27,300		Cia de Minas Buenaventura SA, Class B, ADR	1,100,463
175,000	[1]	Corvus Gold, Inc.	150,885
55,000	[1]	Detour Gold Corp.	1,371,347
419,396	[1]	Duluth Metals Ltd.	954,463
200,000	[1]	Fortuna Silver Mines, Inc.	902,301
57,100		Goldcorp, Inc., Class A	2,572,926
115,000		IAMGOLD Corp.	1,531,104
141,850	[1]	Imperial Metals Corp.	2,372,107
205,000	[1]	Kaminak Gold Corp.	443,932
675,000	[1]	MacArthur Minerals Ltd.	598,902
125,000	[1]	Mag Silver Corp.	1,265,728
2,800,000	[1]	Magma Metals Ltd.	378,050
120,000		Medusa Mining Ltd.	627,450
275,000	[1]	Mountain Province Diamonds, Inc.	1,450,198
125,000	[1]	New Gold, Inc.	1,235,000
17,600		Newmont Mining Corp.	902,352
160,000	[1]	Osisko Mining Corp.	1,857,537
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
507,166	[1]	Rackla Metals, Inc.	96,608
1,521,500	[1]	Radius Gold, Inc.	472,871
12,100		Randgold Resources Ltd., ADR	1,064,558
850,000	[1]	Rockgate Capital Corp.	749,912
600,000	[1]	Romarco Minerals, Inc.	595,518
31,500		Royal Gold, Inc.	2,054,430
183,333	[1]	Silver Range Resources, Ltd.	183,802
47,002		Silver Wheaton Corp.	1,558,801
800,000	[1]	Trevali Mining Corp.	1,098,802
127,000		Yamana Gold, Inc.	1,983,740
		TOTAL	36,690,791
		TOTAL COMMON STOCKS (IDENTIFIED COST $43,766,032)	43,060,877
		WARRANTS – 0.0%
		Materials – 0.0%
27,959	[1,2]	Duluth Metals Ltd., Warrants	28,030
412,500	[1]	Kootenay Gold, Inc., Warrants	74,109
250,000	[1]	Kootenay Gold, Inc., Warrants	53,060
15,625	[1]	Pan American Silver Corp., Warrants	42,543
56,471	[1]	Pan American Silver Corp., Warrants	175,117
507,166	[1]	Rackla Metals, Inc., Warrants	33,050
41,666	[1]	Silver Range Resources, Ltd., Warrants	18,171
		TOTAL WARRANTS (IDENTIFIED COST $646,387)	424,080
		U.S. Treasury – 87.0%
		U.S. Treasury Bill – 29.2%
$330,000,000	[3]	United States Treasury Bill, 0.150%, 9/27/2012	329,783,817
		U.S. Treasury Notes – 57.8%
127,000,000		United States Treasury Note, 0.625%, 6/30/2012	127,163,716
100,000,000		United States Treasury Note, 1.000%, 4/30/2012	100,070,560
420,000,000	[4]	United States Treasury Note, 4.875%, 6/30/2012	424,913,664
		TOTAL	652,147,940
		TOTAL U.S. TREASURY (IDENTIFIED COST $982,031,924)	981,931,757
		PURCHASED PUT Options – 0.0%
1,200	[1]	Market Vectors Semiconductor ETF, Strike Price $34.00, Expiration Date 4/21/2012	12,000
Semi-Annual Shareholder Report

Shares or Principal Amount			Value
5,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $115.00, Expiration Date 6/16/2012	182,500
1,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $120.00, Expiration Date 6/16/2012	56,000
2,250	[1]	SPDR S&P 500 ETF Trust, Strike Price $135.00, Expiration Date 4/21/2012	99,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $2,839,940)	349,500
		MUTUAL FUND – 7.3%
82,194,137	[5,6]	Federated U.S. Treasury Cash Reserves, Institutional Shares, 0.00% (AT NET ASSET VALUE)	82,194,137
		TOTAL INVESTMENTS — 98.1% (IDENTIFIED COST $1,111,478,420)[7]	1,107,960,351
		OTHER ASSETS AND LIABILITIES - NET — 1.9%[8]	20,921,370
		TOTAL NET ASSETS — 100%	$1,128,881,721

Securities Sold Short

Shares		Value
721,000	Activision Blizzard, Inc.	$9,243,220
80,000	Adtran, Inc.	2,495,200
87,000	Akamai Technologies, Inc.	3,192,900
78,000	Altera Corp.	3,105,960
87,000	Amerigroup Corp.	5,853,360
203,000	Apollo Group, Inc., Class A	7,843,920
271,000	Atmel Corp.	2,672,060
421,000	Au Optronics Corp., ADR	1,919,760
29,000	Autodesk, Inc.	1,227,280
30,000	Bard (C.R.), Inc.	2,961,600
115,000	Becton, Dickinson & Co.	8,929,750
152,000	Block (H&R), Inc.	2,503,440
198,000	C.H. Robinson Worldwide, Inc.	12,967,020
365,000	Campbell Soup Co.	12,355,250
119,000	Carnival Corp.	3,817,520
301,000	Chesapeake Energy Corp.	6,974,170
224,000	Coca-Cola Enterprises, Inc.	6,406,400
60,000	Colgate-Palmolive Co.	5,866,800
186,400	Cypress Semiconductor Corp.	2,913,432
291,000	Dell, Inc.	4,830,600
319,000	Dr. Pepper Snapple Group, Inc.	12,826,990
Semi-Annual Shareholder Report

Shares		Value
360,000	Electronic Arts, Inc.	$5,932,800
59,000	EMC Corp.	1,762,920
282,000	EnCana Corp.	5,541,300
124,000	Expeditors International Washington, Inc.	5,767,240
230,000	First Solar, Inc.	5,761,500
162,000	Flextronics International Ltd.	1,171,260
118,000	Freescale Semiconductor Holdings I Ltd.	1,816,020
297,000	General Mills, Inc.	11,716,650
185,000	Green Mountain Coffee, Inc.	8,665,400
238,000	HCA, Inc.	5,888,120
61,576	HSBC Holdings PLC, ADR	2,733,359
103,000	Intel Corp.	2,895,330
113,000	International Flavors & Fragrances, Inc.	6,621,800
85,000	Jabil Circuit, Inc.	2,135,200
87,000	Johnson Controls, Inc.	2,825,760
106,000	Joy Global, Inc.	7,791,000
164,000	Juniper Networks, Inc.	3,752,320
184,000	Kellogg Co.	9,867,920
22,000	KLA-Tencor Corp.	1,197,240
236,000	Kohl's Corp.	11,807,080
39,000	Lam Research Corp.	1,740,180
117,000	Lexmark International Group, Class A	3,889,080
233,000	LG Display Co. Ltd., ADR	2,742,410
175,000	Marvell Technology Group Ltd.	2,752,750
79,000	Maxim Integrated Products, Inc.	2,258,610
225,000	Medtronic, Inc.	8,817,750
87,000	Microsoft Corp.	2,805,750
62,000	Molex, Inc.	1,743,440
30,000	NetFlix, Inc.	3,451,200
158,000	NVIDIA Corp.	2,431,620
89,000	Oracle Corp.	2,595,240
80,000	Paychex, Inc.	2,479,200
370,000	Peabody Energy Corp.	10,715,200
158,000	PepsiCo, Inc.	10,483,300
36,000	Procter & Gamble Co.	2,419,560
124,000	Republic Services, Inc.	3,789,440
202,000	Royal Caribbean Cruises Ltd.	5,944,860
33,000	Seagate Technology, Inc.	889,350
240,000	Southwestern Energy Co.	7,344,000
102,000	Stryker Corp.	5,658,960
86,000	Texas Instruments, Inc.	2,890,460
Semi-Annual Shareholder Report

Shares		Value
160,000	The Coca-Cola Co.	$11,841,600
260,000	Ultra Petroleum Corp.	5,883,800
164,000	Wal-Mart Stores, Inc.	10,036,800
177,000	Waste Management, Inc.	6,187,920
54,000	Western Digital Corp.	2,235,060
546,000	Western Union Co.	9,609,600
80,000	Xilinx, Inc.	2,914,400
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $350,747,542)	$363,108,391

At March 31, 2012, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[1] S&P 500 Index Short Futures	1,570	$550,756,000	June 2012	$(21,448,852)

Unrealized Depreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities — Net.”

1	Non-income producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated holding.
6	7-Day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2012.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$4,061,539	$ —	$ —	$4,061,539
International	35,988,120	3,011,218	—	38,999,338
Warrants	51,221	344,829	28,030	424,080
Debt Securities:
U.S. Treasury	—	981,931,757	—	981,931,757
Purchased Put Options	349,500	—	—	349,500
Mutual Fund	82,194,137	—	—	82,194,137
TOTAL SECURITIES	$122,644,517	$985,287,804	$28,030	$1,107,960,351
OTHER FINANCIAL INSTRUTMENTS*	$(384,557,243)	$ —	$ —	$(384,557,243)
*	Other financial instruments include securities sold short and futures contracts.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Common Stock- International Securities	Investments in Warrants
Balance as of October 1, 2011	$14,479	$26,682
Change in unrealized appreciation (depreciation)	—	1,348
Transfers out of Level 3	(14,479)	—
Balance as of March 31, 2012	$ —	$28,030
The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at March 31, 2012	$ —	$1,348

The following acronym is used throughout this portfolio:

ADR	— American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010	2009[1]	2008	2007
Net Asset Value, Beginning of Period	$4.98	$5.09	$5.74	$6.82	$5.96	$5.84
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.10)[2]	(0.12)[2]	(0.15)[2]	0.05	0.19
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreigncurrency transactions	(1.06)	(0.01)	(0.53)	0.41	1.00	0.12
TOTAL FROM INVESTMENT OPERATIONS	(1.11)	(0.11)	(0.65)	0.26	1.05	0.31
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.19)	(0.19)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	(1.33)	—	—
Return of capital[3]	—	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	—	—	—	(1.34)	(0.19)	(0.19)
Redemption Fees	—	—	—	—	0.00[4]	0.00[4]
Net Asset Value, End of Period	$3.87	$4.98	$5.09	$5.74	$6.82	$5.96
Total Return[5]	(22.29)%	(2.16)%	(11.32)%	0.06%	17.98%	5.49%
Ratios to Average Net Assets:
Net expenses	2.40%[6,7]	2.29%[7]	2.42%[7]	2.84%[7]	2.56%[7]	2.33%[7]
Net expenses excluding dividends and other expenses related to short sales	1.74%[6,7]	1.74%[7]	1.72%[7]	1.73%[7]	1.72%[7]	1.76%[7]
Net investment income (loss)	(2.32)%[6]	(2.16)%	(2.31)%	(2.18)%	0.80%	3.31%
Expense waiver/reimbursement[8]	0.00%[6,9]	0.01%	0.01%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$570,935	$949,893	$1,212,331	$1,079,143	$1,054,341	$747,610
Portfolio turnover	248%	473%	379%	392%	277%	119%

1	Prudent Bear Fund (the “Predecessor Fund”) was reorganized into Federated Prudent Bear Fund (the “Fund”) as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
Semi-Annual Shareholder Report

3	Represents a return of capital for federal income tax purposes.
4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.40%, 2.29%, 2.42%, 2.82%, 2.52% and 2.30%, after taking into account these expense reductions for the six months ended March 31, 2012 and for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,
		2011	2010	2009[1]	2008	2007
Net Asset Value, Beginning of Period	$4.61	$4.75	$5.40	$6.52	$5.72	$5.62
Income From Investment Operations:
Net investment income (loss)	(0.06)[2]	(0.13)[2]	(0.15)[2]	(0.19)[2]	0.01	0.14
Net realized and unrealized gain (loss) on investments, short sales, futures contracts and foreign currency transactions	(0.98)	(0.01)	(0.50)	0.41	0.96	0.11
TOTAL FROM INVESTMENT OPERATIONS	(1.04)	(0.14)	(0.65)	0.22	0.97	0.25
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.17)	(0.15)
Distributions from net realized gain on investments, short sales, futures contracts and foreign currency transactions	—	—	—	(1.33)	—	—
Return of capital[3]	—	—	—	(0.01)	—	—
TOTAL DISTRIBUTIONS	—	—	—	(1.34)	(0.17)	(0.15)
Redemption Fees	—	—	—	—	0.00[4]	0.00[4]
Net Asset Value, End of Period	$3.57	$4.61	$4.75	$5.40	$6.52	$5.72
Total Return[5]	(22.56)%	(2.95)%	(12.04)%	(0.65)%	17.13%	4.61%
Ratios to Average Net Assets:
Net expenses	3.15%[6,7]	3.04%[7]	3.17%[7]	3.61%[7]	3.31%[7]	3.08%[7]
Net expenses excluding dividends and other expenses related to short sales	2.49%[6,7]	2.48%[7]	2.48%[7]	2.46%[7]	2.47%[7]	2.51%[7]
Net investment income (loss)	(3.07)%[6]	(2.91)%	(3.04)%	(3.03)%	0.09%	2.56%
Expense waiver/reimbursement[8]	0.00%[6,9]	0.01%	0.01%	0.03%	0.04%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$124,545	$180,892	$197,495	$96,518	$65,831	$45,173
Portfolio turnover	248%	473%	379%	392%	277%	119%

1	The Predecessor Fund was reorganized into the Fund as of the close of business on December 5, 2008. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. Beginning with the year ended September 30, 2009, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.
2	Per share numbers have been calculated using the average shares method.
3	Represents a return of capital for federal income tax purposes.
Semi-Annual Shareholder Report

4	Represents less than $0.01.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.15%, 3.04%, 3.17%, 3.59%, 3.27% and 3.05%, after taking into account these expense reductions for the six months ended March 31, 2012 and for the years ended September 30, 2011, 2010, 2009, 2008 and 2007, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
8	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
9	Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights – Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 3/31/2012	Year Ended September 30,		Period Ended 9/30/2009[1]
		2011	2010
Net Asset Value, Beginning of Period	$5.01	$5.11	$5.76	$6.91
Income From Investment Operations:
Net investment income (loss)	(0.05)[2]	(0.09)[2]	(0.11)[2]	(0.13)[2]
Net realized and unrealized loss on investments, short sales, futures contracts, and foreign currency transactions	(1.06)	(0.01)	(0.54)	(1.02)
TOTAL FROM INVESTMENT OPERATIONS	(1.11)	(0.10)	(0.65)	(1.15)
Net Asset Value, End of Period	$3.90	$5.01	$5.11	$5.76
Total Return[3]	(22.16)%	(1.96)%	(11.28)%	(16.64)%
Ratios to Average Net Assets:
Net expenses	2.15%[4,5]	2.05%[5]	2.14%[5]	2.73%[4,5]
Net expenses excluding dividends and other expenses related to short sales	1.49%[4,5]	1.49%[5]	1.49%[5]	1.50%[4,5]
Net investment income (loss)	(2.07)%[4]	(1.92)%	(2.00)%	(2.59)%[4]
Expense waiver/reimbursement[6]	0.00%[4,7]	0.01%	0.01%	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$433,402	$683,286	$585,911	$98,732
Portfolio turnover	248%	473%	379%	392%[8]
1	Reflects operations for the period from December 8, 2008 (date of initial investment) to September 30, 2009.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.15%, 2.05%, 2.14% and 2.72%, after taking into account these expense reductions for the six months ended March 31, 2012, for the years ended September 30, 2011 and 2010, and for the period ended September 30, 2009, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2009.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets:
Total investments in securities, at value including $82,194,137 of investments in an affiliated holding (Note 5) (identified cost $1,111,478,420)		$1,107,960,351
Cash denominated in foreign currencies (identified cost $28,735)		28,461
Deposit at broker for short sales		331,240,659
Income receivable		7,553,554
Receivable for investments sold		384,880,555
Receivable for shares sold		3,466,151
TOTAL ASSETS		1,835,129,731
Liabilities:
Securities sold short, at value (proceeds $350,747,542)	$363,108,391
Dividends payable on short positions	713,836
Payable for investments purchased	334,245,190
Payable for shares redeemed	5,421,406
Payable for daily variation margin	1,962,500
Payable for distribution services fee (Note 5)	81,225
Payable for shareholder services fee (Note 5)	272,817
Accrued expenses	442,645
TOTAL LIABILITIES		706,248,010
Net assets for 293,642,195 shares outstanding		$1,128,881,721
Net Assets Consist of:
Paid-in capital		$1,905,311,779
Net unrealized depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency		(37,328,296)
Accumulated net realized loss on investments, short sales, futures contracts and foreign currency transactions		(721,600,101)
Distributions in excess of net investment income/Accumulated net investment income (loss)		(17,501,661)
TOTAL NET ASSETS		$1,128,881,721
Semi-Annual Shareholder Report

Statement of Assets and Liabilities — continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($570,935,079 ÷ 147,637,607 shares outstanding), no par value, unlimited shares authorized	$3.87
Offering price per share (100/94.50 of $3.87)	$4.10
Redemption proceeds per share	$3.87
Class C Shares:
Net asset value per share ($124,545,136 ÷ 34,874,277 shares outstanding), no par value, unlimited shares authorized	$3.57
Offering price per share	$3.57
Redemption proceeds per share (99.00/100 of $3.57)	$3.53
Institutional Shares:
Net asset value per share ($433,401,506 ÷ 111,130,311 shares outstanding), no par value, unlimited shares authorized	$3.90
Offering price per share	$3.90
Redemption proceeds per share	$3.90

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended March 31, 2012 (unaudited)

Investment Income:
Dividends (including $1,045 received from an affiliated holding (Note 5) and net of foreign taxes withheld of $13,738)			$227,081
Interest			323,395
TOTAL INCOME			550,476
Expenses:
Investment adviser fee (Note 5)		$9,037,999
Administrative fee (Note 5)		564,050
Custodian fees		45,798
Transfer and dividend disbursing agent fees and expenses		866,951
Directors'/Trustees' fees		5,371
Auditing fees		14,726
Legal fees		4,184
Portfolio accounting fees		93,047
Distribution services fee (Note 5)		571,743
Shareholder services fee (Note 5)		1,114,327
Share registration costs		78,045
Printing and postage		61,146
Insurance premiums		3,713
Dividends and other expenses related to short sales		4,780,658
Miscellaneous		5,422
TOTAL EXPENSES		17,247,180
Reimbursement, Waiver and Reduction:
Reimbursement of investment adviser fee (Note 5)	$(340)
Waiver of administrative fee (Note 5)	(13,816)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(13,560)
TOTAL REIMBURSEMENT, WAIVER AND REDUCTION		(27,716)
Net expenses			17,219,464
Net investment income (loss)			(16,668,988)
Semi-Annual Shareholder Report

Statement of Operations — continued
Realized and Unrealized Loss on Investments, Short Sales, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions	$(6,428,795)
Net realized loss on short sales	(90,769,761)
Net realized loss on futures contracts	(135,351,318)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(20,562,257)
Net change in unrealized appreciation of short sales	(51,055,283)
Net change in unrealized appreciation of futures contracts	(63,112,547)
Net realized and unrealized loss on investments, short sales, futures contracts and foreign currency transactions	(367,279,961)
Change in net assets resulting from operations	$(383,948,949)

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2012	Year Ended 9/30/2011
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(16,668,988)	$(32,806,946)
Net realized loss on investments, short sales, futures contracts and foreign currency transactions	(232,549,874)	(137,333,873)
Net change in unrealized appreciation/depreciation of investments, short sales, futures contracts and translation of assets and liabilities in foreign currency	(134,730,087)	110,891,737
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(383,948,949)	(59,249,082)
Share Transactions:
Proceeds from sale of shares	582,926,946	1,406,111,246
Cost of shares redeemed	(884,167,188)	(1,528,528,490)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(301,240,242)	(122,417,244)
Change in net assets	(685,189,191)	(181,666,326)
Net Assets:
Beginning of period	1,814,070,912	1,995,737,238
End of period (including distributions in excess of net investment income/accumulated net investment income (loss) of $(17,501,661) and $(832,673), respectively)	$1,128,881,721	$1,814,070,912

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

March 31, 2012 (unaudited)

1. ORGANIZATION

Federated Equity Funds (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of 13 portfolios. The financial statements included herein are only those of the Federated Prudent Bear Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

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Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those Semi-Annual Shareholder Report terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares and Institutional Shares may bear distribution services fees and shareholder services fees unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2012, the following tax years remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America (2008 through 2011), the state of Maryland (2008) and the Commonwealth of Massachusetts (2009 through 2011).

Semi-Annual Shareholder Report

The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.

The average notional value of short futures contracts held by the Fund throughout the period was $751,402,036. This is based on amounts held as of each month-end throughout the fiscal period.

Foreign Exchange Contracts

The Fund enters into foreign exchange contracts for the delayed delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At March 31, 2012, the Fund had no outstanding foreign exchange contracts.

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,193 and $230, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.

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Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Option Contracts

The Fund buys or sells put and call options to maintain flexibility, produce income or hedge. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.

At March 31, 2012, the Fund had no outstanding written option contracts.

The average market value of purchased put options contracts held by the Fund throughout the period was $5,215,214. This is based on amounts held as of each month-end throughout the fiscal period.

Short Sales

In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

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The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin	$21,448,852*
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2012

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$ —	$(663)	$ —	$(663)
Equity contracts	$(135,351,318)	$ —	$(8,802,584)	$(144,153,902)
TOTAL	$(135,351,318)	$(663)	$(8,802,584)	$(144,154,565)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Forward Currency Contracts	Options Purchased	Total
Foreign exchange contracts	$ —	$32	$ —	$32
Equity contracts	$(63,112,547)	$ —	$(17,208,660)	$(80,321,207)
TOTAL	$(63,112,547)	$32	$(17,208,660)	$(80,321,175)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	53,791,188	$240,159,161	136,071,214	$638,389,666
Shares redeemed	(96,976,294)	(422,311,602)	(183,382,337)	(856,929,918)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(43,185,106)	$(182,152,441)	(47,311,123)	$(218,540,252)
	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	5,858,272	$24,355,816	16,225,161	$70,993,871
Shares redeemed	(10,190,973)	(40,345,274)	(18,598,248)	(80,619,840)
NET CHANGE RESULTING FROM CLASS CSHARE TRANSACTIONS	(4,332,701)	$(15,989,458)	(2,343,087)	$(9,625,969)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2012		Year Ended 9/30/2011
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	72,233,252	$318,411,969	147,672,907	$696,727,709
Shares redeemed	(97,396,598)	(421,510,312)	(125,940,591)	(590,978,732)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(25,163,346)	$(103,098,343)	21,732,316	$105,748,977
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(72,681,153)	$(301,240,242)	(27,921,894)	$(122,417,244)

4. FEDERAL TAX INFORMATION

At March 31, 2012, the cost of investments for federal tax purposes was $1,111,478,420. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, short sales and futures contracts was $3,518,069. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,828,368 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,346,437.

At September 30, 2011, the Fund had a capital loss carryforward of $424,946,510 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.

The following schedule summarizes the Fund's short-term and long-term capital loss carryforwards and expiration years:

Expiration Year	Short-Term	Long-Term	Total
2018	$68,635,173	N/A	$68,635,173
2019	$356,311,337	N/A	$356,311,337

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

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Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2012, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $13,816 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary wavier at any time at its sole discretion. For the six months ended March 31, 2012, distribution services fees for the Fund were as follows:

Distribution Services Fees Incurred
Class C Shares	$571,743

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2012, FSC retained $105,063 of fees paid by the Fund. For the six months ended March 31, 2012, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.

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Sales Charges

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2012, FSC retained $55,864 in sales charges from the sale of Class A Shares. FSC also retained $16,334 of CDSC relating to redemptions of Class A Shares and $49,380 relating to redemptions of Class C Shares.

Shareholder Services Fee

The Fund may pay fees (“Service Fees”) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for Service Fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended March 31, 2012, Service Fees for the Fund were as follows:

Service Fees Incurred
Class A Shares	$923,746
Class C Shares	190,581
TOTAL	$1,114,327

For the six months ended March 31, 2012, FSSC received $59,199 of fees paid by the Fund.

Interfund Transactions

During the six months ended March 31, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $250,381,216, respectively.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

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Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the six months ended March 31, 2012, the Adviser reimbursed $340. Transactions involving the affiliated holding during the six months ended March 31, 2012, were as follows:

Federated U.S. Treasury Cash Reserves, Institutional Shares
Balance of Shares Held 9/30/2011	165,806,364
Purchases/Additions	1,365,121,401
Sales/Reductions	1,448,733,628
Balance of Shares Held 3/31/2012	82,194,137
Value	$82,194,137
Dividend Income	$1,045

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended March 31, 2012, the Fund's expenses were reduced by $13,560 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2012, were as follows:

Purchases	$1,553,069,900
Sales	$1,219,438,132

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2012, there were no outstanding loans. During the six months ended March 31, 2012, the program was not utilized.

Semi-Annual Shareholder Report

10. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 to March 31, 2012.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$777.10	$10.66
Class C Shares	$1,000	$774.40	$13.97
Institutional Shares	$1,000	$778.40	$9.56
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,013.00	$12.08
Class C Shares	$1,000	$1,009.25	$15.82
Institutional Shares	$1,000	$1,014.25	$10.83
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	2.40%
Class C Shares	3.15%
Institutional Shares	2.15%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated prudent bear fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar Semi-Annual Shareholder Report mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.

For the one-year, three-year and five-year periods covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

Semi-Annual Shareholder Report

Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above at the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes Semi-Annual Shareholder Report were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 314172354
CUSIP 314172347
CUSIP 314172339

40432 (5/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 21, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date May 21, 2012